Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2018 and 2017 are set forth below:

	December 31
	2018	2017
	(Millions of yen)
To sell foreign currencies	230,505	272,563
To buy foreign currencies	30,816	46,168

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2018 and 2017.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2018	2017
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	521	255
Liabilities:
Foreign exchange contracts	Other current liabilities	323	367

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2018	2017
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	2,622	289
Liabilities:
Foreign exchange contracts	Other current liabilities	443	2,892

Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2018	2017	2016
		(Millions of yen)
Foreign exchange contracts	Other, net	5,284	(7,932)	7,018

Cash Flow Hedging | Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2018:
Foreign exchange contracts	(586)	Other, net	(1,341)	Other, net	(682)
2017:
Foreign exchange contracts	(2,080)	Other, net	(5,772)	Other, net	(332)
2016:
Foreign exchange contracts	1,619	Other, net	5,890	Other, net	(311)